Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006 Telephone 202.822.9611 Fax 202.822.0140 www.stradley.com

Jessica D. Burt, Esquire

202.419.8409

jburt@stradley.com

1933 Act Rule 497(e)

1933 Act File No. 002-73024

1940 Act File No. 811-03213

November 1, 2019

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nationwide Variable Insurance Trust (the “Registrant”)

File Nos. 002-73024 and 811-03213

Rule 497(e) filing

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits of certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL Exhibits”). The XBRL Exhibits reflect the risk/return summary disclosure that was included in the Prospectus dated April 30, 2019, as amended October 16, 2019, relating to the following series of the Registrant, which was filed with the U.S. Securities and Exchange Commission via the EDGAR system on October 16, 2019 (SEC Accession No. 0001193125-19-268204) pursuant to Rule 497(e) under the 1933 Act:

NVIT CardinalSM Aggressive Fund

NVIT CardinalSM Moderately Aggressive Fund

NVIT CardinalSM Capital Appreciation Fund

NVIT CardinalSM Moderate Fund

NVIT CardinalSM Balanced Fund

NVIT CardinalSM Moderately Conservative Fund

NVIT CardinalSM Conservative Fund

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Jessica D. Burt
Jessica D. Burt, Esquire

A Pennsylvania Limited Liability Partnership